Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (6)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2) (6)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)	Underwriting Profit (Loss) (Company-Selected Measure) (5)
					Total Shareholder Return (3)	S&P 500 Property & Casualty Insurance Index Total Shareholder Return (3) (4)
2025	$5,590,472	$7,616,082	$2,750,167	$3,715,293	$213.25	$234.32	$541,094,463	$205,416,698
2024	3,678,591	4,346,160	2,442,418	2,823,153	148.04	212.86	467,953,442	205,527,611
2023	1,698,348	1,698,348	1,167,443	1,167,443	81.22	157.12	96,335,874	(231,655,187)
2022	1,308,055	1,347,555	838,226	840,201	71.54	141.79	(512,672,098)	(344,067,476)
2021	1,695,948	1,707,323	1,021,821	1,022,389	106.18	119.28	247,937,243	65,010,451

Company Selected Measure Name	(5)Underwriting profit
Named Executive Officers, Footnote	PEO was Gabriel Tirador for 2025, 2024, 2023, 2022, and 2021.Non-PEO NEOs were George Joseph, Victor Joseph, Theodore Stalick, and Wei Pang for 2025 and 2024; George Joseph, Theodore Stalick, Wei Pang, and Christopher Graves for 2023; George Joseph, Victor Joseph, Theodore Stalick, and Christopher Graves for 2022; and George Joseph, Theodore Stalick, Christopher Graves, and Jeffrey Schroeder for 2021.
Peer Group Issuers, Footnote	The S&P 500 Property & Casualty Insurance Index represents the industry peer group used for purposes of Item 201(e) of Regulation S-K and included in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2025, as filed with the SEC on February 17, 2026.
PEO Total Compensation Amount	$ 5,590,472	$ 3,678,591	$ 1,698,348	$ 1,308,055	$ 1,695,948
PEO Actually Paid Compensation Amount	$ 7,616,082	4,346,160	1,698,348	1,347,555	1,707,323
Adjustment To PEO Compensation, Footnote	The adjustments made to Summary Compensation Table Total for PEO and Average Summary Compensation Table Total for Non-PEO NEOs to determine Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs, respectively, were as follows:

Adjustments	2025		2024		2023		2022		2021
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table.	$(1,703,470)	$(765,640)	$(926,540)	$(528,434)	$—	$—	$—	$—	$—	$—
Increase for PSUs granted during the year that remained unvested as of the year end, determined based on ASC 718 fair value as of the year end.	1,840,647	1,036,712	1,594,109	909,169	—	—	—	—	—	—
Increase for PSUs granted during prior years that were outstanding and unvested as of the year end, determined based on change in ASC 718 fair value from the prior year end to the year end.	661,335	377,179	—	—	—	—	—	—	—	—
Increase for RSUs granted during the year that remained unvested as of the year end, determined based on ASC 718 fair value as of the year end.	1,227,098	316,875	—	—	—	—	—	—	—	—
Deduction for option awards granted during prior years that were outstanding and unvested as of the year end, determined based on change in ASC 718 fair value from the prior year end to the year end.	—	—	—	—	—	—	—	—	(11,250)	(563)
Increase for option awards granted during prior years that vested during the year, determined based on change in ASC 718 fair value from the prior year end to vesting date.	—	—	—	—	—	—	39,500	1,975	22,625	1,131
Total adjustments	2,025,610	965,126	667,569	380,735	—	—	39,500	1,975	11,375	568

Non-PEO NEO Average Total Compensation Amount	$ 2,750,167	2,442,418	1,167,443	838,226	1,021,821
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,715,293	2,823,153	1,167,443	840,201	1,022,389
Adjustment to Non-PEO NEO Compensation Footnote	The adjustments made to Summary Compensation Table Total for PEO and Average Summary Compensation Table Total for Non-PEO NEOs to determine Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs, respectively, were as follows:

Adjustments	2025		2024		2023		2022		2021
	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs	PEO	Average of Non-PEO NEOs
Deduction for amounts reported under the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table.	$(1,703,470)	$(765,640)	$(926,540)	$(528,434)	$—	$—	$—	$—	$—	$—
Increase for PSUs granted during the year that remained unvested as of the year end, determined based on ASC 718 fair value as of the year end.	1,840,647	1,036,712	1,594,109	909,169	—	—	—	—	—	—
Increase for PSUs granted during prior years that were outstanding and unvested as of the year end, determined based on change in ASC 718 fair value from the prior year end to the year end.	661,335	377,179	—	—	—	—	—	—	—	—
Increase for RSUs granted during the year that remained unvested as of the year end, determined based on ASC 718 fair value as of the year end.	1,227,098	316,875	—	—	—	—	—	—	—	—
Deduction for option awards granted during prior years that were outstanding and unvested as of the year end, determined based on change in ASC 718 fair value from the prior year end to the year end.	—	—	—	—	—	—	—	—	(11,250)	(563)
Increase for option awards granted during prior years that vested during the year, determined based on change in ASC 718 fair value from the prior year end to vesting date.	—	—	—	—	—	—	39,500	1,975	22,625	1,131
Total adjustments	2,025,610	965,126	667,569	380,735	—	—	39,500	1,975	11,375	568

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Pay Versus Performance Tabular List
Underwriting Profit
Operating Income (1)
Combined Ratio (2)

Total Shareholder Return Amount	$ 213.25	148.04	81.22	71.54	106.18
Peer Group Total Shareholder Return Amount	234.32	212.86	157.12	141.79	119.28
Net Income (Loss)	$ 541,094,463	$ 467,953,442	$ 96,335,874	$ (512,672,098)	$ 247,937,243
Company Selected Measure Amount	205,416,698	205,527,611	(231,655,187)	(344,067,476)	65,010,451
PEO Name	Gabriel Tirador
Additional 402(v) Disclosure	For the relevant fiscal year, represents the cumulative TSR of the Company and S&P 500 Property & Casualty Insurance Index. TSR amounts reported in the table assume an initial fixed investment of $100 at the beginning of the earliest year in the table, and that all dividends, if any, were reinvested.
Grant date fair values of PSUs are calculated by the Company based on the grant date fair values of the underlying shares and the probable outcome of performance-based vesting conditions, excluding the effect of estimated forfeitures. Adjustments have been made using the fair values of PSUs as of each measurement date based on the stock price as of the measurement date and updated probable outcome of the vesting conditions as of the measurement date. Grant date fair values of RSUs are calculated by the Company based on the grant date fair values of the underlying shares and the probable outcome of service-based vesting conditions, excluding the effect of estimated forfeitures. Adjustments have been made using the fair values of RSUs as of each measurement date based on the stock price as of the measurement date and updated probable outcome of the vesting conditions as of the measurement date. Stock option grant date fair values are calculated by the Company based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date based on the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. The fair values of PSUs, RSUs and stock option awards as of each valuation date are calculated in accordance with ASC 718. For additional information about the assumptions used in calculating the fair values of these awards, refer to the notes to the Company’s consolidated financial statements included in the Company's Annual Reports on Form 10-K for the fiscal years ended 2025, 2024 2023, 2022 and 2021, as filed with the SEC.
The graphs below compare the Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs with (i) the Company's cumulative TSR, (ii) the TSR of the S&P 500 Property & Casualty Insurance Index, (iii) its net income (loss), and (iv) its underwriting profit (loss), the Company-Selected Measure, in each case, for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Measure:: 1
Pay vs Performance Disclosure
Name	Underwriting Profit
Non-GAAP Measure Description	Underwriting profit means the Company’s net premiums earned, less (a) losses and loss adjustment expenses, (b) policy acquisition costs, and (c) other operating expenses, each as determined in accordance with U.S. generally accepted accounting principles (“GAAP”) and as presented in the Company’s consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, as filed with the SEC on February 17, 2026.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income (1)
Non-GAAP Measure Description	Operating income is net income excluding realized investment gains and losses, net of tax. Operating income provides a valuable measure of the Company's ongoing performance that may be obscured by the effect of net realized investment gains and losses. Realized investment gains and losses may vary significantly between periods and are generally driven by external economic developments such as capital market conditions. Accordingly, operating income highlights the results from ongoing operations and the underlying profitability of the Company's core insurance business.
Measure:: 3
Pay vs Performance Disclosure
Name	Combined Ratio (2)
Non-GAAP Measure Description	Combined ratio is equal to loss ratio plus expense ratio. Loss ratio is calculated by dividing losses and loss adjustment expenses by net premiums earned, each as determined in accordance with GAAP. Expense ratio is calculated by dividing the sum of policy acquisition costs and other operating expenses by net premiums earned, each as determined in accordance with GAAP.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,025,610	$ 667,569	$ 0	$ 39,500	$ 11,375
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,703,470)	(926,540)	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	39,500	22,625
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Phantom Stock Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,840,647	1,594,109	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Phantom Stock Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	661,335	0	0	0	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,227,098	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	(11,250)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	965,126	380,735	0	1,975	568
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(765,640)	(528,434)	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	1,975	1,131
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Phantom Stock Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,036,712	909,169	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Phantom Stock Units (PSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,179	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	316,875	0	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (563)